10013838

NASDAQ®

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Received SEC
NOV 02 2010
Washington, DC 20549

William Slattery
Vice President
Listing Qualifications

CGCUNAS
001-34944

By Electronic Mail Only

November 2, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on November 2, 2010 The Nasdaq Stock Market (the "Exchange") received from China Ceramics Co., Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Ordinary Shares, $0.001 par value
Ordinary Share Purchase Warrants
Units

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request

Sincerely,

William Slattery